DISPOSAL OF A SUBSIDIARY	12 Months Ended
Mar. 31, 2026
Disposal Of Subsidiary
DISPOSAL OF A SUBSIDIARY

23.	DISPOSAL OF A SUBSIDIARY

During the year ended March 31, 2026, the Group had entered into a sales and purchase agreement with an independent third party to dispose of its entire equity interests in Bluemount Capital Limited at a consideration of HK$1. The disposal was completed on September 9, 2025, on which date control of Bluemount Capital Limited passed to the acquirer. The net liabilities of Bluemount Capital Limited at the date of disposal were as follows:

2026
HK$’000

Analysis of assets and liabilities over which control was lost:
Deposits and other receivables	99
Amount due from a director	237
Tax payables	(7,816)
Trade payables	(1,300)
Other payables and accruals	(899)
Loan from a former related company	(150)
Net liabilities disposed	(9,829)

Loss on disposal of a subsidiary:
Consideration received	-
Net liabilities disposed	(9,829)
Loss on disposal of a subsidiary	(9,829)

Net cash inflow arising on disposal:
Consideration received	-